Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 203,131		¥ 207,380
Additions	3,827		3,605
Share of results, other comprehensive income and other reserves	8,794		2,739
Disposals	(2,606)		(1,069)
Distributions	(3,906)		(1,258)
Transfers	3,559		32
Impairment loss	(2,723)		(9,895)
Foreign currency translation adjustments	93		1,597
Balance as of end of period	¥ 210,169	$ 28,962	¥ 203,131